Summary of Significant Accounting Policies and Other - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Jan. 31, 2013
Minimum [Member] | Buildings and leasehold improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	10 years
Minimum [Member] | Computer equipment and software [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	3 years
Minimum [Member] | Vehicles [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	3 years
Maximum [Member] | Buildings and leasehold improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	40 years
Maximum [Member] | Computer equipment and software [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	7 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	10 years
Maximum [Member] | Vehicles [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Estimated useful lives of assets	10 years